Stock Option Plans - Summary of Non-Employee Option Activity (Detail) (Nonqualified Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2014	Sep. 18, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Shares			118	64	64	64
Granted, Shares	56	31	87	54	54	1
Exercised, Shares			(42)
Terminated, Shares			(10)			(1)
Ending Balance, Shares			153	118	118	64
Exercisable, Shares			30	62	67	59
Weighted average fair value of options granted during the period, Shares			$ 6.66	$ 0.21	$ 0.35	$ 1.75
Beginning Balance, Weighted Average Exercise Price			$ 2.06	$ 3.50	$ 3.50	$ 3.50
Granted, Weighted Average Exercise Price			$ 9.47	$ 0.35	$ 0.35	$ 3.50
Exercised, Weighted Average Exercise Price			$ 3.35
Terminated, Weighted Average Exercise Price			$ 3.50			$ 7.67
Ending Balance, Weighted Average Exercise Price			$ 5.82	$ 2.06	$ 2.06	$ 3.50